EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2018-5

Class A-1 2.62927% Asset Backed Notes

Class A-2-A 2.97% Asset Backed Notes

Class A-2-B LIBOR + 0.23% Asset Backed Notes

Class A-3 3.19% Asset Backed Notes

Class B 3.52% Asset Backed Notes

Class C 3.81% Asset Backed Notes

Class D 4.19% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2018-5, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of October 24, 2018. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	01/01/2019
Collection Period Ending:	01/31/2019
Previous Payment/Close Date:	01/15/2019
Payment Date	02/15/2019
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	4

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	65,095	09/30/2018	10/24/2018	1,260,396,692.75

Total	65,095			1,260,396,692.75

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	1,177,320,757.40

{2} Payments Received										{2}	27,365,660.25
{3} Repurchased Receivables										{3}	7,200,162.82
{4} Defaulted Receivables										{4}	3,221,845.43
{5} Cram Down Losses and Other Principal Adjustments										{5}	5,839.10
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	37,793,507.60

{8} End of period aggregate Principal Balance											{8}	1,139,527,249.80

{9} Pool Factor											{9}	0.904102

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	219,000,000.00	220,000,000.00	60,000,000.00	109,140,000.00	137,380,000.00	169,520,000.00	151,250,000.00	115,330,000.00	1,181,620,000.00

{11} Beginning of period Note Balance			{11}	107,008,515.47	220,000,000.00	60,000,000.00	109,140,000.00	137,380,000.00	169,520,000.00	151,250,000.00	115,330,000.00	1,069,628,515.47
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	45,684,809.93	—	—	—	—	—	—	—	45,684,809.93
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	61,323,705.54	220,000,000.00	60,000,000.00	109,140,000.00	137,380,000.00	169,520,000.00	151,250,000.00	115,330,000.00	1,023,943,705.54
{20} Note Pool Factors			{20}	0.280017	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.866559
{21} Principal payment per $1,000			{21}	208.61	—	—	—	—	—	—	—	38.66

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	27,365,660.25
{23} Net Liquidation Proceeds										{23}	965,948.39
{24} Principal on Repurchased Receivables										{24}	7,362,281.07
{25} Interest on Repurchased Receivables										{25}	564,924.71
{26} Interest collected on Receivables										{26}	15,035,020.23
{27} Other amounts received										{27}	22,018.78
{28} Optional Purchase Price										{28}	—
{29} Reserve Account Excess Amount										{29}	—
{30} Reserve Account Draw Amount										{30}	—

{31} Total Available Funds											{31}	51,315,853.43

Distributions
{32} Indenture Trustee Fee										{32}	—
{33} Owner Trustee Fee										{33}	—
{34} Asset Representations Reviewer Fee										{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	2,943,301.89	—	—	2,943,301.89						{35}	2,943,301.89

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	107,008,515.47	2.62927%	31	Actual	242,277.30				{36}	242,277.30
{37}	Class A-2-A	220,000,000.00	2.97%	30	30 / 360	544,500.00				{37}	544,500.00
{38}	Class A-2-B	60,000,000.00	2.73894%	31	Actual	141,511.90				{38}	141,511.90
{39}	Class A-3	109,140,000.00	3.19%	30	30 / 360	290,130.50				{39}	290,130.50

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—						{40}	—
{41}	Class A-2-A	—	—	—						{41}	—
{42}	Class A-2-B	—	—	—						{42}	—
{43}	Class A-3	—	—	—						{43}	—

{44} First Allocation of Principal										{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class B	137,380,000.00	3.52%	30	30 / 360	402,981.33				{45}	402,981.33

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—						{46}	—

{47} Second Allocation of Principal										{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class C	169,520,000.00	3.81%	30	30 / 360	538,226.00				{48}	538,226.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—						{49}	—

	{50} Third Allocation of Principal									{50}	—

	Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class D	151,250,000.00	4.19%	30	30 / 360	528,114.58				{51}	528,114.58

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—						{52}	—

	{53} Fourth Allocation of Principal									{53}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Prior Period Interest Rate	Days	Days Basis	Calculated Interest
{54}	Class E	115,330,000.00	0.00%	0.00%	30	30 / 360	—			{54}	—

	Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—						{55}	—

{56} Fifth Allocation of Principal										{56}	—

	{57} Reserve Account deposit									{57}	—
{58} Regular Allocation of Principal										{58}	45,684,809.93
{59} Optional Purchase Amount										{59}	—
	{60} Distribution to Residual Interestholder									{60}	—

	{61} Total Distribution Amount										{61}	51,315,853.43

	IV. RECONCILIATION OF RESERVE ACCOUNT

	{62} Beginning of period Reserve Account balance							{62}	12,603,966.93
	{63} Deposit to Reserve Account							{63}	—
	{64} Release from Reserve Account							{64}	—

	{65} End of period Reserve Account balance										{65}	12,603,966.93

	{66} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{66}	12,603,966.93
	{67} Change in Reserve Account balance from prior period										{67}	—

	V. OVERCOLLATERALIZATION

	{68} Targeted Overcollateralization (greater of)										{68}	139,592,088.10
	{69} (a)(i) 12.25% of the Principal Balance of the Receivables at the end of the Collection Period Prior to the Class A-2-B Notes being paid in full or										{69}	139,592,088.10
	{70} (a)(ii) 11.25% of the Principal Balance of the Receivables at the end of the Collection Period After the Class A-2-B Notes have been paid in full and										{70}	128,196,815.60
	{71} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{71}	18,905,950.39

	{72} End of period Principal Balance of the Receivables										{72}	1,139,527,249.80
	{73} End of period Note Balance										{73}	1,023,943,705.54
	{74} Overcollateralization amount at the end of the Collection Period										{74}	115,583,544.26
	{75} Overcollateralization% at the end of the Collection Period										{75}	10.14%

	VI. STATISTICAL DATA

										Original	Previous	Current
	{76} Principal Balance of the Receivables								{76}	1,260,396,692.75	1,177,320,757.40	1,139,527,249.80
	{77} Weighted average coupon of the Receivables								{77}	15.52%	15.64%	15.64%
	{78} Weighted average original term of the Receivables								{78}	71.47	71.53	71.55
	{79} Weighted average remaining term of the Receivables								{79}	65.04	63.06	62.34
	{80} Number of Receivables								{80}	65,095	62,483	61,006

	VII. DELINQUENCY

										Units	Dollars	Percentage
	Receivables with Scheduled Payment Delinquent
	{81} 31-60 days								{81}	3,877	69,572,720.48	6.11%
	{82} 61-90 days								{82}	1,302	24,473,303.39	2.15%
	{83} 91-120 days								{83}	702	14,157,482.92	1.24%
	{84} 121 + days delinquent								{84}	—	—	0.00%
	{85} Total								{85}	5,881	108,203,506.79	9.50%

	{86} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{86}	41,151,706.92
	{87} Delinquency Percentage as of the End of the Collection Period										{87}	3.61%
	{88} Delinquency Trigger										{88}	24.00%
	{89} Delinquency Trigger Occurred										{89}	No

	VIII. REPOSSESSION INVENTORY

											Units	Dollars
	{90} Beginning of period Repossessed Inventory									{90}	352	7,199,154.18
	{91} Vehicles Repossessed in current period									{91}	631	12,357,781.12
	{92} Repossessed vehicles sold in current period									{92}	126	2,275,372.40
	{93} Repossessed vehicles reinstated in current period									{93}	90	1,668,775.77
	{94} Repossessed vehicle adjustment in current period									{94}	(203)	(4,513,020.07)
	{95} End of period Repossessed Inventory									{95}	564	11,099,767.06

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{96} Receivables becoming Defaulted Receivables during period		{96}	197	3,221,845.43
{97} Cram Down Losses occurring during period		{97}	8	5,839.10
{98} Net Liquidation Proceeds collected during period		{98}	486	965,948.39
{99} Net losses during period		{99}		2,261,736.14
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{100} Current Period Net Loss Ratio	{100}	2,261,736.14	1,158,424,003.60	0.20%

{101} Prior Period Net Loss Ratio	{101}	583,098.15	1,190,982,639.54	0.05%
{102} Second Prior Period Net Loss Ratio	{102}	194,392.28	1,217,588,321.50	0.02%
{103} Third Prior Period Net Loss Ratio	{103}	51,719.08	1,245,464,407.03	0.00%
{104} Rolling 3 prior month average Net Loss Ratio	{104}			0.02%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{105} Cumulative Net losses since Cut-off Date (beginning of period)			{105}	772,434.79
{106} Net losses during period			{106}	2,261,736.14
{107} Other Adjustments			{107}	(162,118.25)
{108} Cumulative Net losses since Cut-off Date (end of period)			{108}	2,872,052.68

{109} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{109}	0.23%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) in order to enable compliance by affected institutional investors with the requirements of (i) Article 405(1) of Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by Commission Delegated Regulation (EU) No. 625/2014; (ii) Article 51(1) of the Commission Delegated Regulation (EU) No. 231/2013 and (iii) Article 254(2) of the Commission Delegated Regulation (EU No. 2015/35), each as in effect as of the Closing Date, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the Closing Date (collectively, the “EU Retention Rules”). The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and the EU Retention Rules.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2018-5 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 1, 2019 to January 31, 2019. Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2019 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	February 7, 2019